INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 15,482	$ 135,241	$ 111,918
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax expense	$ 3,561	$ 31,105	$ 25,741
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(2,415)	(15,753)	(11,255)
Non-deductible expenses	1,395	928	(2,306)
Tax adjustment in respect of different tax rate of foreign subsidiaries	741	407	313
Deferred taxes related to prior years	27	667	(55)
Previous years taxes	1,291	42	(136)
Change in valuation allowance	(319)	(340)	(185)
Change in unrecognized tax benefits	(1,422)	3,319	2,480
Other	9	(97)	(158)
Taxes on income	$ 2,868	$ 20,278	$ 14,439
Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$ 0.05	$ 0.33	$ 0.25
Diluted	$ 0.05	$ 0.31	$ 0.23